Fair Value Measurements (Tables) - Colony Bankcorp, Inc. 401(k) Plan	12 Months Ended
Dec. 31, 2025
Fair Value Measurements
Schedule of investments at fair value

	Level 1	Level 2	Level 3	Total
December 31, 2025
Interest-bearing money market account	$396,861	$—	$—	$396,861
Mutual funds	24,318,206	—	—	24,318,206
Common stock	9,604,018	—	—	9,604,018
Total Investments at Fair Value	$34,319,085	$—	$—	$34,319,085

December 31, 2024
Mutual funds	$21,076,408	$—	$—	$21,076,408
Investments measured at NAV practical expedient (a)	—	—	—	75,315
Common stock	8,520,604	—	—	8,520,604
Total Investments at Fair Value	$29,597,012	$—	$—	$29,672,327
(a)	In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

Summary of investments measured using the NAV practical expedient

	2025	2024	Unfunded	Redemption	Redemption
	Fair Value	Fair Value	Commitments	Frequency	Notice Period
Pooled Separate Account	$—	$75,315	None	Daily	1 Day